Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 97.3%

AUSTRALIA — 1.3%
BHP Group Ltd.	145,764	$4,525,413

BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	80,135	5,310,325

BRAZIL — 4.0%
B3 SA — Brasil Bolsa Balcao	1,076,700	2,122,686
MercadoLibre, Inc. *	4,373	8,973,221
Raia Drogasil SA	504,536	2,373,710
		13,469,617
CHINA — 3.6%
Contemporary Amperex Technology Co., Ltd., Class A	58,604	2,062,329
Midea Group Co., Ltd., Class A	179,100	1,932,449
Prosus NV *	80,858	3,533,678
Tencent Holdings Ltd.	76,100	4,231,532
		11,759,988
DENMARK — 1.7%
DSV A/S	28,412	5,847,476

FRANCE — 4.3%
Air Liquide SA	25,809	4,983,982
LVMH Moet Hennessy Louis Vuitton SE	6,500	4,984,695
Remy Cointreau SA	31,161	2,427,404
SOITEC *	20,320	2,035,226
		14,431,307
GERMANY — 1.3%
Nemetschek SE	41,034	4,265,070

HONG KONG — 5.3%
AIA Group Ltd.	913,200	7,974,846
Hong Kong Exchanges & Clearing Ltd.	86,100	3,517,216
Techtronic Industries Co., Ltd.	421,500	6,292,331
		17,784,393
INDIA — 1.0%
HDFC Bank Ltd.	90,697	1,867,844
Reliance Industries Ltd.	46,173	1,624,503
		3,492,347
ITALY — 1.3%
Ryanair Holdings PLC ADR	94,788	4,282,499

JAPAN — 16.8%
Cosmos Pharmaceutical Corp.	63,500	3,290,439
Keyence Corp.	9,900	4,744,695
LY Corp.	695,100	2,026,075
Murata Manufacturing Co., Ltd.	174,500	3,453,133
Nippon Paint Holdings Co., Ltd.	457,700	3,485,811
Olympus Corp.	330,100	6,274,971
Recruit Holdings Co., Ltd.	87,900	5,340,137
Shimano, Inc.	24,100	4,587,864
Shiseido Co., Ltd.	160,200	4,356,913
SMC Corp.	12,900	5,769,146
Sysmex Corp.	205,300	4,063,656

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Tokyo Electron Ltd.	22,300	$3,976,886
Unicharm Corp.	137,500	4,953,549
		56,323,275
MEXICO — 0.7%
Fomento Economico Mexicano SAB de CV ADR	23,019	2,272,205

NETHERLANDS — 7.8%
Adyen NV *	3,538	5,539,164
ASML Holding NV	12,665	10,535,514
EXOR NV	53,766	5,763,930
IMCD NV	25,875	4,494,875
		26,333,483
PORTUGAL — 1.7%
Jeronimo Martins SGPS SA	284,628	5,588,946

SINGAPORE — 3.2%
United Overseas Bank Ltd.	434,973	10,857,783

SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd.	55,619	2,599,566

SWEDEN — 9.2%
Assa Abloy AB, B Shares	164,056	5,527,032
Atlas Copco AB, A Shares	570,615	11,058,753
Epiroc AB, B Shares	218,411	4,141,682
Investor AB, B Shares	326,046	10,047,503
		30,774,970
SWITZERLAND — 5.3%
Cie Financiere Richemont SA	41,772	6,633,573
Lonza Group AG	11,375	7,218,389
Partners Group Holding AG	2,584	3,895,837
		17,747,799
TAIWAN — 4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	457,000	13,780,448

UNITED KINGDOM — 17.6%
Ashtead Group PLC	64,519	4,998,984
Auto Trader Group PLC	886,336	10,303,818
Bunzl PLC	115,309	5,460,922
Burberry Group PLC	118,219	1,108,606
Games Workshop Group PLC	38,526	5,542,499
Greggs PLC	87,630	3,659,983
Intertek Group PLC	60,472	4,180,880
Rightmove PLC	538,529	4,451,738
Softcat PLC	119,795	2,485,682
Trainline PLC *	497,832	2,207,856
Unilever PLC	99,475	6,449,292
Weir Group PLC (The)	193,215	5,614,699
Wise PLC, Class A *	300,055	2,697,988
		59,162,947
UNITED STATES — 4.7%
Experian PLC	167,703	8,832,858
Mettler-Toledo International, Inc. *	2,617	3,924,715

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Spotify Technology SA *	8,918	$3,286,550
		16,044,123
Total Common Stocks
(cost $231,976,503)		326,653,980

PREFERRED STOCKS — 1.3%

GERMANY — 1.3%
Sartorius AG 0.29%	15,642	4,398,212

Total Preferred Stocks
(cost $1,642,763)		4,398,212

TOTAL INVESTMENTS — 98.6%
(cost $233,619,266)		$331,052,192
Other assets less liabilities — 1.4%		4,749,175
NET ASSETS — 100.0%		$335,801,367

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement
GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:
Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.
The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.
For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$42,503,875	$284,150,105	$—	$326,653,980
Preferred Stocks**	—	4,398,212	—	4,398,212
Total	$42,503,875	$288,548,317	$—	$331,052,192

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.